Events occurring after the reporting period	12 Months Ended
Dec. 31, 2019
Events occurring after the reporting period
Events occurring after the reporting period

36         Events occurring after the reporting period

Subsequently on January 14, 2020, the over-allotment options for the IPO were partially exercised and an addition of 3,520,000 ADSs were newly issued. The Company received a net proceeds of approximately RMB225,728,000 (USD32,736,000) associated with issuing additional 10,560,000 ordinary shares.

Since the outbreak of Coronavirus Disease 2019 (“COVID-19”) in January 2020, the prevention and control of the COVID-19 has been going on throughout China. The Group’s operations have been impacted by delays in project implementation, client interactions and general uncertainty surrounding the duration of the government’s extended business and travel restrictions. The Group has been proactively working with existing and new customers to assist their shift to cloud-based solutions amid the interruptions and is well positioned to support financial institutions in all circumstances. The Group will keep continuous attention on the situation of the COVID-19, assess and react actively to its impacts on the financial position and operating results of the Group. Up to the date on which the consolidated financial statements are issued, the assessment is still in progress.